Segments - Other Reportable Segment Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Interest Expense	$ 1,935	$ 1,712	$ 1,607
Operating Segments
Segment Information
Depreciation/amortization of intangibles	1,743	1,708	1,646
Interest Income	705	681	680
Interest Expense	365	369	298
Operating Segments | Software
Segment Information
Depreciation/amortization of intangibles	532	495	510
Interest Income	0	0	0
Interest Expense	0	0	0
Operating Segments | Consulting
Segment Information
Depreciation/amortization of intangibles	78	100	109
Interest Income	0	0	0
Interest Expense	0	0	0
Operating Segments | Infrastructure
Segment Information
Depreciation/amortization of intangibles	1,130	1,103	1,018
Interest Income	0	0	0
Interest Expense	0	0	0
Operating Segments | Financing
Segment Information
Depreciation/amortization of intangibles	3	9	8
Interest Income	705	681	680
Interest Expense	$ 365	$ 369	$ 298